Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Net Assets [Abstract]
Percentage of annual appropriation after tax profit for general reserve	10.00%
Percentage of general reserve required as registered capital	50.00%
Subsidiary contribution to general reserve	¥ 906	¥ 510	¥ 1,443
Private schools required reasonable returns, contribution to reserve, percent of after-tax income before payments of dividend	25.00%
Private schools not required reasonable returns, contribution to reserve, minimum percent of annual increase of net assets	25.00%
Amount contributed to reserve for private schools	¥ 2,559	¥ 2,874	¥ 3,152
Aggregate amount of paid-in capital and statutory reserves not available for distribution	¥ 472,750